Congress Intermediate Bond ETF
Schedule of Investments
July 31, 2025 (Unaudited)

CORPORATE BONDS - 45.7%	Par	Value
Auto Manufacturers - 5.6%
Hyundai Capital America, 5.30%, 01/08/2030 (a)	5,000,000	$5,099,381
Mercedes-Benz Finance North America LLC
5.10%, 11/15/2029 (a)	2,850,000	2,900,361
5.00%, 04/01/2030 (a)	7,000,000	7,100,957
Toyota Motor Credit Corp., 5.05%, 05/16/2029	4,795,000	4,911,418
		20,012,117

Banks - 5.8%
Bank of America Corp., 3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028	6,801,000	6,641,151
JPMorgan Chase & Co., 5.57% to 04/22/2027 then SOFR + 0.93%, 04/22/2028	6,619,000	6,736,152
Wells Fargo & Co., 3.58% to 05/22/2027 then 3 mo. Term SOFR + 1.57%, 05/22/2028	7,250,000	7,129,020
		20,506,323

Biotechnology - 2.0%
Amgen, Inc., 5.15%, 03/02/2028	6,900,000	7,026,517

Capital Markets - 2.0%
Goldman Sachs Group, Inc., 6.48% to 10/24/2028 then SOFR + 1.77%, 10/24/2029	6,810,000	7,199,544

Diversified Telecommunication Services - 3.6%
AT&T, Inc., 2.75%, 06/01/2031	6,928,000	6,263,013
Verizon Communications, Inc., 5.40%, 07/02/2037 (a)	6,392,000	6,387,262
		12,650,275

Electric - 3.6%
Duke Energy Progress LLC, 3.70%, 09/01/2028	5,750,000	5,641,592
NextEra Energy Capital Holdings, Inc., 5.05%, 03/15/2030	6,900,000	7,027,191
		12,668,783

Electric Utilities - 2.0%
PacifiCorp, 5.30%, 02/15/2031	6,750,000	6,926,740

Health Care Equipment & Supplies - 1.0%
Stryker Corp., 1.95%, 06/15/2030	4,000,000	3,559,227

Industrial Conglomerates - 1.6%
Honeywell International, Inc., 4.70%, 02/01/2030	5,750,000	5,816,904

IT Services - 1.9%
International Business Machines Corp., 3.50%, 05/15/2029	6,785,000	6,577,303

Media - 1.9%
Comcast Corp., 4.15%, 10/15/2028	6,940,000	6,896,427

Mining - 3.9%
BHP Billiton Finance USA Ltd., 5.25%, 09/08/2033	6,515,000	6,673,835
Rio Tinto Finance USA PLC, 4.88%, 03/14/2030	7,200,000	7,308,874
		13,982,709

N.A. - 2.6%
BP Capital Markets America, Inc., 4.81%, 02/13/2033	6,000,000	5,980,910
T-Mobile USA, Inc., 3.88%, 04/15/2030	3,400,000	3,295,392
		9,276,302

Oil & Gas - 3.1%
BP Capital Markets America, Inc., 2.72%, 01/12/2032	6,906,000	6,150,422
ConocoPhillips Co., 4.70%, 01/15/2030	4,870,000	4,922,002
		11,072,424

Oil Gas & Consumable Fuels - 1.8%
Kinder Morgan, Inc., 5.00%, 02/01/2029	6,336,000	6,417,787

Semiconductors & Semiconductor Equipment - 1.6%
Intel Corp., 3.75%, 03/25/2027	5,875,000	5,796,002

Specialty Retail - 1.7%
Lowe's Cos., Inc., 3.75%, 04/01/2032	6,400,000	6,010,735
TOTAL CORPORATE BONDS (Cost $161,278,145)		162,396,119

U.S. TREASURY SECURITIES - 44.4%	Par	Value
United States Treasury Note/Bond
4.13%, 10/31/2026	7,300,000	7,299,430
4.13%, 02/15/2027	13,525,000	13,543,491
4.13%, 09/30/2027	12,309,000	12,361,409
4.13%, 11/15/2027	13,750,000	13,810,156
4.25%, 01/15/2028	15,000,000	15,116,016
4.13%, 07/31/2028	11,900,000	11,980,418
3.63%, 08/31/2029	4,066,000	4,020,416
4.63%, 09/30/2030	10,016,000	10,315,698
4.25%, 02/28/2031	9,016,000	9,121,304
3.63%, 09/30/2031	14,800,000	14,440,406
4.13%, 11/15/2032	10,295,000	10,272,078
4.50%, 11/15/2033	11,279,000	11,479,026
4.25%, 11/15/2034	13,000,000	12,918,750
4.63%, 02/15/2035	11,000,000	11,238,906
TOTAL U.S. TREASURY SECURITIES (Cost $157,938,385)		157,917,504

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.7%	Par	Value
Federal Home Loan Mortgage Corp., Series 5428, Class DM, 6.50%, 11/25/2044	9,299,346	9,308,081
Government National Mortgage Association, Series 2024-61, Class D, 5.75%, 08/20/2047	3,711,352	3,730,986
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $13,077,575)		13,039,067

ASSET-BACKED SECURITIES - 2.7%	Par	Value
Ford Credit Auto Owner Trust, Series 2023-A, Class A3, 4.65%, 02/15/2028	1,257,802	1,258,778
GM Financial Leasing Trust, Series 2024-2, Class A2A, 5.43%, 09/21/2026	949,851	951,590
Honda Auto Receivables Owner Trust, Series 2023-2, Class A3, 4.93%, 11/15/2027	3,856,390	3,866,356
World Omni Auto Trust, Series 2025-B, Class A2A, 4.38%, 08/15/2028	3,500,000	3,497,602
TOTAL ASSET-BACKED SECURITIES (Cost $9,578,524)		9,574,326

SHORT-TERM INVESTMENTS - 2.4%		Value
Money Market Funds - 2.4%	Shares
First American Treasury Obligations Fund - Class X, 4.22% (b)	8,628,118	8,628,118
TOTAL SHORT-TERM INVESTMENTS (Cost $8,628,118)		8,628,118

TOTAL INVESTMENTS - 98.9% (Cost $350,500,747)		351,555,134
Other Assets in Excess of Liabilities - 1.1%		3,914,736
TOTAL NET ASSETS - 100.0%		$355,469,870
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LLC - Limited Liability Company
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2025, the value of these securities total $21,487,961 or 6.0% of the Fund’s net assets.

(b)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Congress Intermediate Bond ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Corporate Bonds	$–	$162,396,119	$–	$162,396,119
U.S. Treasury Securities	–	157,917,504	–	157,917,504
Collateralized Mortgage Obligations	–	13,039,067	–	13,039,067
Asset- Backed Securities	–	9,574,326	–	9,574,326
Short- Term Investments	8,628,118	–	–	8,628,118
Total Investments	$8,628,118	$342,927,016	$–	$351,555,134

Refer to the Schedule of Investments for further disaggregation of investment categories.